Taxation	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Taxation
7. Taxation

In 2019, the effective tax rate on profit before taxation was 28.0% (2018: 20.4%, 2017: 4.8%).

The tax charge comprises:

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Corporation tax
Current year	423.0	404.2	383.0
Prior years	(63.4)	(108.1)	(97.2)
	359.6	296.1	285.8
Deferred tax
Current year	(78.3)	(41.5)	(207.4)
Prior years	(6.3)	1.4	4.6
	(84.6)	(40.1)	(202.8)
Tax charge	275.0	256.0	83.0

The corporation tax credit for prior years in 2019, 2018 and 2017, mainly comprises the release of a number of provisions following the resolution of tax matters in various countries.

The tax charge for the year can be reconciled to profit before taxation in the consolidated income statement as follows:

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Profit before taxation	982.1	1,257.6	1,746.9
Tax at the corporation tax rate of 19.0% 2	186.6	238.9	336.3
Tax effect of share of results of associates	(2.7)	(5.8)	(18.8)
Irrecoverable withholding taxes	44.7	48.9	31.6
Items that are not deductible/(taxable) in determining taxable profit	96.0	22.0	(10.7)
Effect of different tax rates in subsidiaries operating in other jurisdictions	77.1	71.2	95.2
US Transition Tax related to unremitted foreign earnings	–	(4.6)	20.1
Effect of change in US tax rate on deferred tax balances	–	–	(211.6)
Origination and reversal on unrecognised temporary differences	(3.4)	5.1	(18.9)
Tax losses not recognised or utilised in the year	13.2	19.9	32.5
Utilisation of tax losses not previously recognised	(42.7)	(25.5)	(10.4)
Recognition of temporary differences not previously recognised	(24.1)	(7.4)	(69.7)
Release of prior year provisions in relation to acquired businesses	(19.9)	(20.4)	(15.0)
Other prior year adjustments	(49.8)	(86.3)	(77.6)
Tax charge	275.0	256.0	83.0
Effective tax rate on profit before tax	28.0%	20.4%	4.8%

Notes
1	Prior year figures have been re-presented in accordance with IFRS 5 Non-Current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
2	As the Group is subject to the tax rates of more than one country, it has chosen to present its reconciliation of the tax charge using the UK corporation tax rate of 19.0% (2018: 19.0%, 2017: 19.25%).

Factors affecting the tax charge in future years
Given the Group’s geographic mix of profits and the changing international tax environment, the tax rate is expected to increase slightly over the next few years.

The tax charge may also be affected by the impact of acquisitions, disposals and other corporate restructurings, the resolution of open tax issues, and the ability to use brought forward tax losses. Changes in local or international tax rules, for example, as a consequence of the financial support programmes being implemented by governments during the Covid-19 crisis, changes arising from the application of existing rules, or challenges by tax or competition authorities, for example, the European Commission’s State Aid decision into the Group Financing Exemption in the UK CFC rules, may expose us to significant additional tax liabilities or impact the carrying value of our deferred tax assets, which would affect the future tax charge.

The Group does not currently expect any material additional charges, or credits, to arise in respect of these matters, beyond the amounts already provided. Liabilities relating to these open and judgemental matters are based upon estimates of whether additional taxes will be due after taking into account external advice where appropriate. Where the final tax outcome of these matters is different from the amounts which were initially recorded then such differences will impact the current and deferred income tax assets and liabilities in the period in which such determination is made.

Tax risk management
We maintain constructive engagement with the tax authorities and relevant government representatives, as well as active engagement with a wide range of international companies and business organisations with similar issues. We engage advisors and legal counsel to obtain opinions on tax legislation and principles. We have a Tax Risk Management Strategy in place which sets out the controls established and our assessment procedures for decision-making and how we monitor tax risk. We monitor proposed changes in taxation legislation and ensure these are taken into account when we consider our future business plans. Our directors are informed by management of any tax law changes, the nature and status of any significant ongoing tax audits, and other developments that could materially affect the Group’s tax position.